Exhibit 99.13

Verizon Master Trust - VZMT 2024-6

Monthly Investor Report

Group Name	One

Series Name	2024-6
Collection Period	December 2024
Payment Date	01/21/2025
Transaction Month	4
Anticipated Redemption Date	08/20/2027
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A-1a	$1,069,212,000.00	4.17%	08/20/2030
Class A-1b	$267,300,000.00	SOFR +0.67%	08/20/2030
Class B	$102,180,000.00	4.42%	08/20/2030
Class C	$61,308,000.00	4.67%	08/20/2030

Total	$1,500,000,000.00

Class A-1b Note Interest Derivation
SOFR Adjustment Date	01/13/2025
Compound SOFR for Interest Period	4.40654%
Spread over Compounded SOFR	0.67%
Note Interest Rate	5.07654%
Note Balance at the beginning of the Interest Period	$267,300,000.00
Days in the Interest Period	32
Note Monthly Interest	$1,206,185.90

Verizon Master Trust - VZMT 2024-6

Monthly Investor Report

Group Name	One

Series 2024-6 Available Funds and other sources of funds
Series 2024-6 Allocation Percentage x Group One Available Funds	$105,012,328.57
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$105,012,328.57

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$16,348,773.84
Required Reserve Amount	$16,348,773.84
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$16,348,773.84

Verizon Master Trust - VZMT 2024-6

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$112.55	$112.55	$0.00	$0.00	$105,012,216.02
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$105,010,966.02
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$105,010,966.02
Asset Representations Reviewer Fee	$56.88	$56.88	$0.00	$0.00	$105,010,909.14
Supplemental ARR Fee	$258.91	$258.91	$0.00	$0.00	$105,010,650.23
Servicing Fee	$1,131,499.09	$1,131,499.09	$0.00	$0.00	$103,879,151.14
Class A-1a Note Interest	$3,715,511.70	$3,715,511.70	$0.00	$0.00	$100,163,639.44
Class A-1b Note Interest	$1,206,185.90	$1,206,185.90	$0.00	$0.00	$98,957,453.54
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$98,957,453.54
Class B Note Interest	$376,363.00	$376,363.00	$0.00	$0.00	$98,581,090.54
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$98,581,090.54
Class C Note Interest	$238,590.30	$238,590.30	$0.00	$0.00	$98,342,500.24
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$98,342,500.24
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$98,342,500.24
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$98,342,500.24
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$98,342,500.24
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$98,342,500.24
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$98,342,500.24
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$98,342,500.24
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$98,342,500.24
Class R Interest	$98,342,500.24	$98,342,500.24	$0.00	$0.00	$0.00

Total	$105,012,328.57	$105,012,328.57	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2024-6

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$3,715,511.70	$0.00	$0.00	$3,715,511.70
Class A-1b	$0.00	$0.00	$1,206,185.90	$0.00	$0.00	$1,206,185.90
Class B	$0.00	$0.00	$376,363.00	$0.00	$0.00	$376,363.00
Class C	$0.00	$0.00	$238,590.30	$0.00	$0.00	$238,590.30

Total	$0.00	$0.00	$5,536,650.90	$0.00	$0.00	$5,536,650.90

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A-1a	$1,000.00	$3.48	$0.00	$3.48
Class A-1b	$1,000.00	$4.51	$0.00	$4.51
Class B	$1,000.00	$3.68	$0.00	$3.68
Class C	$1,000.00	$3.89	$0.00	$3.89

Total	$1,000.00	$3.69	$0.00	$3.69

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,069,212,000.00	1.00	$1,069,212,000.00	1.00
Class A-1b	$267,300,000.00	1.00	$267,300,000.00	1.00
Class B	$102,180,000.00	1.00	$102,180,000.00	1.00
Class C	$61,308,000.00	1.00	$61,308,000.00	1.00

Total	$1,500,000,000.00	1.00	$1,500,000,000.00	1.00

Verizon Master Trust - VZMT 2024-6

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$750,000,000.00
Ending Principal Funding Account Limit	$750,000,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.